Annual Operating Expenses {- Fidelity New Millennium ETF} - 09.30 Fidelity Active ETFs Combo Pro-02 - Fidelity New Millennium ETF - Fidelity New Millennium ETF	Dec. 01, 2020
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.